Parent-Only Financial Statements, Parent-Only Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net income	$ 3,301	$ 19,549	$ 22,393
Other comprehensive income (loss), net of tax:
Debt securities	1,487	4,193	(3,206)
Derivatives and hedging activities	149	207	(180)
Defined benefit plans adjustments	(181)	73	(135)
Other comprehensive income (loss), net of tax	1,506	4,544	(3,676)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	3,301	19,549	22,393
Other comprehensive income (loss), net of tax:
Debt securities	(10)	(45)	(12)
Derivatives and hedging activities	(2)	(12)	(198)
Defined benefit plans adjustments	(178)	75	(132)
Equity in other comprehensive income (loss) of subsidiaries	1,695	4,526	(3,332)
Other comprehensive income (loss), net of tax	1,505	4,544	(3,674)
Wells Fargo comprehensive income	$ 4,806	$ 24,093	$ 18,719